Document and Entity Information	Aug. 07, 2024
Cover [Abstract]
Entity Registrant Name	AGENUS INC
Amendment Flag	false
Entity Central Index Key	0001098972
Document Type	8-K
Document Period End Date	Aug. 07, 2024
Entity Incorporation State Country Code	DE
Entity File Number	000-29089
Entity Tax Identification Number	06-1562417
Entity Address, Address Line One	3 Forbes Road
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(781)
Local Phone Number	674-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	AGEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false